Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of lease term of right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years

Schedule of right-of-use assets

EURm	Buildings	Other	Total
2023
Acquisition cost at 1 January	1 423	241	1 664
Additions(1)	74	129	203
Retirements	(39)	(96)	(135)
Translation differences	(24)	1	(23)
Acquisition cost at 31 December	1 434	275	1 709
Accumulated depreciation at 1 January	(589)	(146)	(735)
Depreciation	(140)	(76)	(216)
Impairment charges	2	—	2
Retirements	39	96	135
Translation differences	11	—	11
Accumulated depreciation at 31 December	(677)	(126)	(803)

Net book value at 1 January	834	95	929
Net book value at 31 December	757	149	906

2022
Acquisition cost at 1 January	1 318	223	1 541
Additions(1)	184	73	257
Retirements	(85)	(52)	(137)
Translation differences	6	(3)	3
Acquisition cost at 31 December	1 423	241	1 664
Accumulated depreciation at 1 January	(533)	(124)	(657)
Depreciation	(150)	(75)	(225)
Impairment charges	6	—	6
Retirements	85	52	137
Translation differences	3	1	4
Accumulated depreciation at 31 December	(589)	(146)	(735)

Net book value at 1 January	785	99	884
Net book value at 31 December	834	95	929
(1) Additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Schedule of amounts recognized in statements

EURm	2023	2022	2021
Depreciation of right-of-use assets	(216)	(225)	(214)
Interest expense on lease liabilities	(28)	(26)	(24)
Impairment charges, net of reversals	2	6	(25)
Total	(242)	(245)	(263)

EURm	2023	2022	2021
Payment of principal portion of lease liabilities	(239)	(217)	(226)
Interest paid on lease liabilities	(28)	(26)	(24)
Total	(267)	(243)	(250)